Jul. 01, 2021
JPMORGAN TRUST IV
JPMorgan Ultra-Short Municipal Fund
(Class A Shares)
(the “Fund”)
Supplement dated September 10, 2021
to the Summary Prospectus and the Prospectus dated July 1, 2021, as supplemented
Effective immediately, the table under the
“Risk/Return Summary — Fees and Expenses of the Fund — Example”
section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	46	212	392	913

CLASS I SHARES ($)	26	137	259	615
Effective immediately, the Average Annual Total Returns table under the
“Risk/Return Summary — The Fund’s Past Performance”
section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund since 5/31/2016
CLASS I SHARES
Return Before Taxes	1.07%	1.20%
Return After Taxes on Distributions	1.06	1.19
Return After Taxes on Distributions and Sale of Fund Shares	0.94	1.14
CLASS A SHARES *
Return Before Taxes	0.77	0.98
BLOOMBERG BARCLAYS 1 YEAR MUNICIPAL BOND INDEX
(Reflects No Deduction For Fees, Expenses, or Taxes)	1.76	1.46

*
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.